Consolidated Balance Sheet - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current
Cash and cash equivalents	$ 26,809	$ 46,561
Accounts receivable	260,322	165,760
Crude oil inventory	27,751	17,105
Derivative instruments	95,667	17,988
Prepaid expenses	19,328	14,432
Total current assets	429,877	261,846
Derivative instruments	1,215	2,552
Deferred taxes	219,411	80,324
Exploration and evaluation assets	303,295	292,278
Capital assets	5,316,873	3,337,965
Total assets	6,270,671	3,974,965
Current
Accounts payable and accrued liabilities	449,651	219,084
Dividends payable	35,122	26,256
Derivative instruments	41,016	78,905
Income taxes payable	37,410	39,061
Total current liabilities	563,199	363,306
Derivative instruments	17,527	12,348
Long-term debt	1,796,207	1,270,330
Lease obligations	108,189	15,807
Asset retirement obligations	650,164	517,180
Deferred taxes	318,134	253,108
Total liabilities	3,453,420	2,432,079
Shareholders' equity
Shareholders' capital	4,008,828	2,650,706
Contributed surplus	78,478	84,354
Accumulated other comprehensive income	118,182	71,829
Deficit	(1,388,237)	(1,264,003)
Total shareholders' equity	2,817,251	1,542,886
Total liabilities and shareholders' equity	$ 6,270,671	$ 3,974,965